Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,438,040
Additions during the year	371,089		$ 176,003	$ 160,527
Charge for the year	344,716		373,247	355,760
Ending balance	1,708,834	[1]	1,438,040
Total (excluding right-of-use assets)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,438,040		1,537,155
Ending balance	1,708,834		1,438,040	1,537,155
Total (excluding right-of-use assets) | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,820,519		2,700,132	2,476,815
Additions during the year	257,367		103,115	113,057
Additions through business combinations	304,648		150,229
Transfer from advance payments	127,372		121,986	262,097
Disposals	23,266		26,199	108,633
Effects of movement in exchange rates	(163,572)		(228,744)	(43,204)
Ending balance	3,323,068		2,820,519	2,700,132
Total (excluding right-of-use assets) | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,382,479)		(1,162,977)	(944,839)
Charge for the year	284,438		319,968	317,630
Impairment	48,073		27,245	21,565
Disposals	(16,549)		(22,770)	(102,730)
Effects of movement in exchange rates	84,207		104,941	18,327
Ending balance	(1,614,234)		(1,382,479)	(1,162,977)
Towers and tower equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,307,928		1,393,153
Ending balance	1,254,213		1,307,928	1,393,153
Towers and tower equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,660,120		2,527,637	2,257,701
Additions during the year	20,995		10,287	15,135
Additions through business combinations	77,142		144,388
Reclassification	124,548		91,165	129,420
Transfer from advance payments	111,439		124,272	272,298
Disposals	21,359		23,591	106,757
Effects of movement in exchange rates	(143,357)		(214,038)	(40,160)
Ending balance	2,829,528		2,660,120	2,527,637
Towers and tower equipment | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,352,192)		(1,134,484)	(918,520)
Charge for the year	272,068		315,131	313,320
Impairment	48,391		26,824	21,565
Disposals	(14,660)		(21,435)	(101,100)
Effects of movement in exchange rates	82,676		102,812	17,821
Ending balance	(1,575,315)		(1,352,192)	(1,134,484)
Fiber assets
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	239,909
Fiber assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions through business combinations	220,950
Reclassification	23,241
Transfer from advance payments	7,862
Effects of movement in exchange rates	(6,790)
Ending balance	245,263
Fiber assets | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Charge for the year	5,366
Effects of movement in exchange rates	12
Ending balance	(5,354)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	45,708		50,571
Ending balance	54,631		45,708	50,571
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,436		51,734	48,679
Additions during the year	825		768	859
Additions through business combinations	968		566
Reclassification	5,999		887	1,825
Transfer from advance payments	4,112		620	672
Disposals			1,203
Effects of movement in exchange rates	(3,072)		(5,936)	(301)
Ending balance	56,268		47,436	51,734
Land and buildings | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,728)		(1,163)	(880)
Charge for the year	296		331	296
Impairment	(318)		421
Effects of movement in exchange rates	69		187	13
Ending balance	(1,637)		(1,728)	(1,163)
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,878		3,199
Ending balance	5,041		3,878	3,199
Furniture and office equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,169		15,877	13,500
Additions during the year	5,056		2,470	2,732
Additions through business combinations	93		305
Reclassification			808
Transfer from advance payments			91
Disposals	82		95	187
Effects of movement in exchange rates	(1,038)		(1,287)	(168)
Ending balance	22,198		18,169	15,877
Furniture and office equipment | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,291)		(12,678)	(10,842)
Charge for the year	3,806		2,547	2,145
Disposals	(73)		(41)	(173)
Effects of movement in exchange rates	867		893	136
Ending balance	(17,157)		(14,291)	(12,678)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,880		5,172
Ending balance	8,687		5,880	5,172
Motor vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,148		19,824	18,708
Additions during the year	6,012		2,576	3,327
Reclassification			658
Disposals	1,825		1,310	1,689
Effects of movement in exchange rates	(877)		(1,600)	(522)
Ending balance	23,458		20,148	19,824
Motor vehicles | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,268)		(14,652)	(14,597)
Charge for the year	2,902		1,959	1,869
Disposals	(1,816)		(1,294)	(1,457)
Effects of movement in exchange rates	583		1,049	357
Ending balance	(14,771)		(14,268)	(14,652)
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	74,646		85,060
Additions during the year	224,479		87,014	91,004
Ending balance	146,353		74,646	85,060
Capital work in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	74,646		85,060	138,227
Additions during the year	224,479		87,014	91,004
Additions through business combinations	5,495		4,970
Reclassification	(153,788)		(93,518)	(131,245)
Transfer from advance payments	3,959		(2,997)	(10,873)
Effects of movement in exchange rates	(8,438)		(5,883)	(2,053)
Ending balance	146,353		74,646	85,060
Right-of-use asset
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	468,130		369,862
Additions during the year	113,722		72,888	47,470
Ending balance	520,651		468,130	369,862
Right-of-use asset | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	549,594		406,897	372,000
Additions during the year	113,722		72,888	47,470
Additions through business combinations	41,709		129,711
Disposals	18,872		15,721	6,307
Effects of movement in exchange rates	(35,649)		(44,181)	(6,266)
Ending balance	650,504		549,594	406,897
Right-of-use asset | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(81,464)		(37,035)
Charge for the year	60,685		54,089	38,130
Impairment	2,797
Disposals	(8,634)		(5,594)	(735)
Effects of movement in exchange rates	6,459		4,066	360
Ending balance	$ (129,853)		$ (81,464)	$ (37,035)

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).